Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. To help mitigate this risk, we maintain excess of loss and aggregate stop-loss reinsurance coverage on our Property business. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, which represent about 0.05% of our total loss and loss adjustment expense reserves. We believe these reserves to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves
Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our vehicle businesses, which represent about 97% of our total carried reserves, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews over 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate the needed loss and LAE reserves. During a reserve review, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as the frequency (number of losses per earned car year), severity (dollars of loss per each claim), and average premium (dollars of premium per earned car year), as well as the frequency and severity of loss adjustment expense costs.
We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subset level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from historical data may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE Property data on an accident period basis. Many of the methodologies and key parameters reviewed are similar. Unlike our vehicle businesses, primarily due to the low levels of reserves, data is reviewed at a macro level and a range of reserves is generated to determine a reasonable range. In addition, for our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2018	2017	2016
Balance at January 1	$13,086.9	$11,368.0	$10,039.0
Less reinsurance recoverables on unpaid losses	2,170.1	1,801.0	1,442.7
Net balance at January 1	10,916.8	9,567.0	8,596.3
Net loss and loss adjustment reserves disposed	0	0	(2.5)
Total beginning reserves	10,916.8	9,567.0	8,593.8
Incurred related to:
Current year	21,632.5	18,782.1	16,967.1
Prior years	88.5	25.9	(87.5)
Total incurred	21,721.0	18,808.0	16,879.6
Paid related to:
Current year	13,792.1	12,201.5	11,149.0
Prior years	6,017.6	5,256.7	4,757.4
Total paid	19,809.7	17,458.2	15,906.4
Net balance at December 31	12,828.1	10,916.8	9,567.0
Plus reinsurance recoverables on unpaid losses	2,572.7	2,170.1	1,801.0
Balance at December 31	$15,400.8	$13,086.9	$11,368.0

We experienced unfavorable reserve development of $88.5 million and $25.9 million in 2018 and 2017, respectively, and favorable development of $87.5 million in 2016, which is reflected as “Incurred related to prior years” in the table above.

2018

•
Approximately $99 million of unfavorable prior year reserve development was attributable to accident years 2017 and 2016. This unfavorable development was offset by about $10 million of favorable development attributable to accident year 2015 and prior accident years.

•
Our personal auto products incurred almost $85 million of unfavorable loss and LAE reserve development, with approximately 70% attributable to the Agency business and 30% attributable to the Direct business, primarily reflecting unfavorable development from reopened Florida personal injury protection (PIP) claims.

•
Our special lines and Property businesses experienced about $5 million and $3 million of unfavorable development, respectively, while our commercial auto products had about $4 million of favorable reserve development.

2017

•
Approximately $64 million of unfavorable prior year reserve development was attributable to accident years 2016 and 2015. This unfavorable development was offset by $38 million of favorable development attributable to accident year 2014 and prior accident years.

•
Our personal auto products incurred $70 million of unfavorable loss and LAE reserve development, primarily in the Agency business, in part reflecting an increase in costs related to property damage and higher LAE costs, primarily due to an increase in incentive compensation and defense counsel spend.

•
Our Property business experienced $37 million in favorable development primarily due to lower severity and frequency than anticipated for accident year 2016 and development of losses eligible to be ceded under our catastrophe bond reinsurance program.

•	Our commercial auto products had less than $1 million of unfavorable reserve development.

2016

•
Approximately $56 million of the favorable prior year reserve development was attributable to accident year 2015, and approximately $51 million of favorable development was attributable to accident years 2013 and prior. This favorable development was partially offset by $19 million of unfavorable development attributable to accident year 2014.

•
Our Personal Lines and Property businesses incurred $54 million and $52 million, respectively, of favorable loss and LAE reserve development, partially offset by the unfavorable loss and LAE development in Commercial Lines. In our Property business, both the severity and frequency of late reported claims was less than anticipated.

•	Our personal auto product developed favorably $40 million, almost evenly split between Direct and Agency.

•	Our personal auto business incurred favorable case development, primarily in bodily injury due to a lower than anticipated severity.

•
Our personal auto and Commercial Lines businesses incurred unfavorable IBNR loss reserve development, primarily due to a higher severity and frequency of late reported claims than anticipated for accident year 2015, due in part to storms in late December 2015, resulting in a greater number of claims being reported in January 2016 than anticipated.

•
In addition, our Commercial Lines business experienced unfavorable case reserve development for accident year 2014, primarily due to a higher severity than anticipated on our largest limits, while case reserve development for accident years 2015 and 2013 and prior was favorable.

Incurred and Paid Claims Development by Accident Year
The tables below present our incurred and paid claims development by accident year for the last five years, which generally represents the maximum development period for claims in any of our segments. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines claims development between liability and physical damage, since the loss patterns are significantly different between them. The other business primarily includes reserves for our run-off products, which are not considered material, and, therefore, we are not including separate claims development tables.
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only 2018 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$3,702.1	$3,627.7	$3,633.2	$3,654.4	$3,611.2	$0	701,788
2015		3,774.9	3,773.8	3,798.8	3,815.6	55.9	704,995
2016			4,082.9	4,130.0	4,152.0	69.5	740,325
2017				4,474.8	4,485.8	188.6	777,415
2018					5,141.8	802.8	839,051
				Total	$21,206.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,809.0	$2,868.1	$3,284.5	$3,482.3	$3,559.1
2015		1,793.1	2,976.0	3,416.5	3,623.3
2016			1,941.6	3,231.5	3,723.1
2017				2,074.0	3,478.5
2018					2,378.0
				Total	$16,762.0
	All outstanding liabilities before 2014, net of reinsurance[1]				64.6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$4,509.0
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$2,107.5	$2,090.3	$2,089.9	$2,088.0	$2,091.6	$0	1,374,721
2015		2,136.8	2,137.2	2,134.4	2,131.5	(3.8)	1,336,486
2016			2,423.4	2,398.9	2,401.8	(2.8)	1,398,842
2017				2,635.5	2,638.5	(11.8)	1,513,912
2018					2,819.0	(120.8)	1,677,878
				Total	$12,082.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$2,078.8	$2,091.6	$2,090.6	$2,090.7	$2,091.0
2015		2,106.2	2,138.1	2,134.4	2,134.1
2016			2,391.0	2,406.9	2,402.1
2017				2,599.8	2,643.2
2018					2,769.1
				Total	$12,039.5
	All outstanding liabilities before 2014, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$43.3
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$2,946.8	$2,887.4	$2,898.1	$2,913.6	$2,884.1	$0	592,145
2015		3,330.5	3,328.3	3,354.2	3,399.3	44.3	659,289
2016			3,819.0	3,843.9	3,871.2	58.9	735,483
2017				4,209.5	4,209.9	167.0	770,740
2018					4,904.8	725.4	856,025
				Total	$19,269.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,413.0	$2,278.0	$2,624.2	$2,780.0	$2,844.0
2015		1,545.2	2,615.0	3,021.0	3,238.2
2016			1,780.6	2,991.1	3,476.9
2017				1,912.6	3,255.2
2018					2,235.1
				Total	$15,049.4
	All outstanding liabilities before 2014, net of reinsurance[1]				38.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$4,258.6
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,889.3	$1,862.2	$1,861.7	$1,859.2	$1,861.7	$0	1,471,084
2015		2,110.7	2,097.7	2,093.5	2,090.8	(4.0)	1,540,090
2016			2,521.0	2,475.4	2,477.7	(3.8)	1,676,008
2017				2,750.6	2,743.7	(16.1)	1,790,360
2018					3,202.3	(175.4)	2,065,458
				Total	$12,376.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,874.6	$1,864.1	$1,862.7	$1,861.8	$1,861.4
2015		2,094.7	2,100.1	2,094.7	2,093.7
2016			2,505.0	2,485.8	2,479.3
2017				2,742.1	2,753.5
2018					3,170.0
				Total	$12,357.9
	All outstanding liabilities before 2014, net of reinsurance[1]				0.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$18.4
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$822.5	$795.4	$820.3	$823.0	$813.5	$0	74,682
2015		897.6	911.1	914.8	899.7	14.0	77,839
2016			1,185.8	1,204.8	1,231.1	26.4	92,730
2017				1,374.1	1,366.6	70.9	96,905
2018					1,700.8	292.5	108,792
				Total	$6,011.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$234.0	$438.7	$610.0	$715.3	$771.0
2015		238.4	501.5	675.0	786.3
2016			298.6	639.9	886.0
2017				325.8	712.9
2018					382.7
				Total	$3,538.9
	All outstanding liabilities before 2014, net of reinsurance[1]				31.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$2,504.2
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$240.3	$239.7	$238.6	$238.0	$238.4	$0	59,630
2015		274.4	274.1	273.5	272.4	(0.6)	62,599
2016			379.6	379.8	378.2	(0.2)	74,180
2017				415.4	412.1	(2.0)	77,170
2018					475.0	(10.0)	83,350
				Total	$1,776.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$224.6	$238.3	$237.7	$237.9	$238.2
2015		248.5	271.9	272.0	272.2
2016			336.7	376.9	376.8
2017				369.0	409.4
2018					426.0
				Total	$1,722.6
	All outstanding liabilities before 2014, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$53.9
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$415.5	$389.1	$379.7	$376.3	$375.3	$2.5	40,992
2015		460.0	416.5	403.6	398.8	3.8	41,980
2016			568.6	541.2	537.1	9.6	53,582
2017				672.8	680.9	11.5	71,153
2018					839.0	159.8	58,135
				Total	$2,831.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$269.2	$351.5	$365.9	$370.3	$371.9
2015		280.3	372.8	383.5	390.1
2016			415.2	498.2	516.9
2017				506.7	647.1
2018					595.9
				Total	$2,521.9
	All outstanding liabilities before 2014, net of reinsurance[1]				5.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$314.7
[1] Required supplementary information (unaudited)

The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2018	2017
Net outstanding liabilities
Personal Lines
Agency, Liability	$4,509.0	$3,955.5
Agency, Physical Damage	43.3	26.2
Direct, Liability	4,258.6	3,685.1
Direct, Physical Damage	18.4	(5.6)
Commercial Lines
Liability	2,504.2	2,027.4
Physical Damage	53.9	51.7
Property	314.7	245.8
Other business	42.9	43.7
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	11,745.0	10,029.8
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	836.8	769.8
Agency, Physical Damage	0	0
Direct, Liability	1,070.4	838.1
Direct, Physical Damage	0	0
Commercial Lines
Liability	287.4	105.1
Physical Damage	0	0.1
Property	145.4	243.8
Other business	222.1	200.9
Total reinsurance recoverable on unpaid claims	2,562.1	2,157.8
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,083.1	887.0
Reinsurance recoverable on unpaid claims	10.6	12.3
Total gross liability for unpaid claims and claim adjustment expense	$15,400.8	$13,086.9

The following table shows the average historical claims duration as of December 31, 2018:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	47.1%	30.7%	11.6%	5.4%	2.1%
Agency, Physical Damage	98.9	1.1	(0.1)	0	0
Direct, Liability	46.1	31.2	12.2	5.9	2.2
Direct, Physical Damage	100.1	(0.1)	(0.2)	0	0
Commercial Lines
Liability	24.6	27.7	20.1	12.6	6.8
Physical Damage	90.4	9.0	(0.1)	0.1	0.1
Property	73.0	20.0	3.3	1.4	0.4